Report of Directors Corporate Governance - Notes to the single figure of remuneration - Benefits (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Noel Quinn
Disclosure of transactions between related parties [line items]
Insurance benefit (non-taxable)	£ 84	£ 82
Accommodation in Hong Kong (taxable)	67	39
Car and driver in UK and Hong Kong (taxable)	47	69
Georges Elhedery
Disclosure of transactions between related parties [line items]
Insurance benefit (non-taxable)	49	0
Accommodation in Hong Kong (taxable)	0	0
Car and driver in UK and Hong Kong (taxable)	£ 0	£ 0